JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.2%
Alternative Assets — 5.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	12,762,013	198,449,298

Fixed Income — 10.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	6,358,931	76,307,173
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	16,053,939	136,779,561
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,724,101	14,137,630
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,307,072	19,033,346
JPMorgan High Yield Fund Class R6 Shares (a)	14,833,924	106,952,591
JPMorgan Managed Income Fund Class L Shares (a)	1,069,780	10,751,293

Total Fixed Income		363,961,594

International Equity — 31.3%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	8,456,873	104,611,523
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,268,901	85,408,877
JPMorgan International Advantage Fund Class R6 Shares (a)	14,882,604	295,866,175
JPMorgan International Equity Fund Class R6 Shares (a)	10,751,583	183,206,973
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	18,470,145	324,889,854
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	4,985,140	103,740,757

Total International Equity		1,097,724,159

U.S. Equity — 50.8%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	15,790,276	359,860,384
JPMorgan Intrepid America Fund Class R6 Shares (a)	2,826,307	105,534,306
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	2,810,697	143,767,149
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	614,285	35,923,380
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,242,587	23,807,965
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,215,944	30,739,056
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,063,676	354,122,001
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,275,445	341,871,154
JPMorgan Value Advantage Fund Class R6 Shares (a)	10,600,703	383,003,388

Total U.S. Equity		1,778,628,783

TOTAL INVESTMENT COMPANIES (Cost $2,987,201,368)		3,438,763,834

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $12,154,953)	12,177,000	12,180,330

	Shares
SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $114,561,807)	114,561,807	114,561,807

Total Investments — 101.8% (Cost $3,113,918,128)		3,565,505,971
Liabilities in Excess of Other Assets — (1.8)%		(62,029,569)

Net Assets — 100.0%		3,503,476,402

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	999	12/2019	USD	36,793,170	323,661
MSCI EAFE E-Mini Index	118	12/2019	USD	11,197,610	(29,154)
MSCI Emerging Markets E-Mini Index	1,281	12/2019	USD	64,152,480	(1,248,142)
S&P 500 E-Mini Index	663	12/2019	USD	98,687,550	(240,881)

					(1,194,516)

Short Contracts
EURO STOXX 50 Index	(949)	12/2019	EUR	(36,745,830)	(511,262)
Russell 2000 E-Mini Index	(1,173)	12/2019	USD	(89,388,465)	1,144,422

					633,160

					(561,356)

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,553,325,641	$12,180,330	$—	$3,565,505,971

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,468,083	$—	$—	$1,468,083

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,518,177)	$(511,262)	$—	$(2,029,439)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$104,456,573	$605,514	$30,431,941	$1,007,930	$669,097	$76,307,173	6,358,931	$605,514	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	91,081,533	44,557,226	—	—	1,140,802	136,779,561	16,053,939	980,997	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	118,127,775	—	9,253,265	(519,280)	(3,743,707)	104,611,523	8,456,873	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,441,955	226,446	5,620,820	137,976	(47,927)	14,137,630	1,724,101	226,446	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	145,159,892	—	143,525,473	44,938,561	(46,572,980)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,804,331	79,377,822	—	—	(773,276)	85,408,877	5,268,901	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	18,727,981	215,026	—	—	90,339	19,033,346	2,307,072	215,026	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	280,932,993	84,550,764	—	—	(5,623,373)	359,860,384	15,790,276	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	125,701,178	1,610,772	20,007,501	(85,730)	(266,128)	106,952,591	14,833,924	1,610,772	—
JPMorgan International Advantage Fund Class R6 Shares (a)	347,299,709	—	44,782,670	(7,509,914)	859,050	295,866,175	14,882,604	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	360,965,992	—	172,838,965	3,360,798	(8,280,852)	183,206,973	10,751,583	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	319,517,386	7,747,071	—	—	(2,374,603)	324,889,854	18,470,145	—	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	104,217,708	—	—	(476,951)	103,740,757	4,985,140	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	186,111,375	—	81,707,271	4,191,106	(3,060,904)	105,534,306	2,826,307	—	—
JPMorgan Managed Income Fund Class L Shares (a)	156,016,496	738,929	146,004,471	503,601	(503,262)	10,751,293	1,069,780	722,109	—
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	144,497,930	—	—	—	(730,781)	143,767,149	2,810,697	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	218,081,141	957,243	34,779,331	3,468,757	10,721,488	198,449,298	12,762,013	957,242	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	35,935,666	—	—	—	(12,286)	35,923,380	614,285	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	39,359,520	—	14,474,970	2,629,815	(3,706,400)	23,807,965	1,242,587	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	34,190,546	96,572	3,450,845	(650,031)	552,814	30,739,056	1,215,944	96,571	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	363,109,535	993,167	11,640,092	(33,895)	1,693,286	354,122,001	22,063,676	993,166	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	104,584,332	226,641,592	216,664,117	—	—	114,561,807	114,561,807	406,439	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	431,081,473	1,399,779	93,395,125	11,833,658	(9,048,631)	341,871,154	12,275,445	1,399,779	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	271,463,197	108,487,949	—	—	3,052,242	383,003,388	10,600,703	—	—

Total	$3,922,648,509	$662,423,580	$1,028,576,857	$63,273,352	$(66,442,943)	$3,553,325,641		$8,214,061	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.